August 10, 2020	James Forbes +1 617 235 4765 James.Forbes@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Dear Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust is the Trust’s registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of each series of GMO Series Trust listed in the table below (each, a “Selling Fund”) into the corresponding series of the Trust listed opposite each Selling Fund (each, an “Acquiring Fund”).

Series of GMO Series Trust (Selling Fund)	Series of the Trust (Acquiring Fund)
GMO Benchmark-Free Allocation Series Fund	GMO Benchmark-Free Allocation Fund
GMO Climate Change Series Fund	GMO Climate Change Fund
GMO Emerging Domestic Opportunities Series Fund	GMO Emerging Domestic Opportunities Fund
GMO Emerging Markets Series Fund	GMO Emerging Markets Fund
GMO Global Asset Allocation Series Fund	GMO Global Asset Allocation Fund
GMO International Developed Equity Allocation Series Fund	GMO International Developed Equity Allocation Fund
GMO International Equity Allocation Series Fund	GMO International Equity Allocation Fund
GMO Quality Series Fund	GMO Quality Fund
GMO Resources Series Fund	GMO Resources Fund

The Registration Statement is proposed to become effective on September 9, 2020 pursuant to Rule 488 under the Securities Act of 1933, as amended. We would greatly appreciate receiving any comments you might have at your earliest convenience.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 235-4765.

Very truly yours,

/s/ James Forbes

James Forbes

Securities and Exchange Commission	- 2 -	August 10, 2020

Enclosures

cc:	Jonathan Feigelson, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Thomas R. Hiller, Esq.

Sarah Clinton, Esq.